Pay vs Performance Disclosure	12 Months Ended
	Sep. 29, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Oct. 01, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-versus-Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K
under the Securities Act, we are providing the following information about the relationship between “Compensation Actually Paid,” (herein referred to as “CAP”) to our CEO and our other NEOs as compared to the Company’s total shareholder return (“TSR”), the TSR of our selected peer group, our GAAP net income, and our company-selected performance measure, Adjusted EPS.
For further information concerning the Company’s performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”
2023 Pay vs. Performance Table
The following table shows the past three fiscal years’ of SCT pay, CAP, our cumulative TSR, the cumulative TSR of our performance peers over the same period, our Net Income, and our Adjusted EPS. As the table below demonstrates, there is a strong relationship between our financial outcomes, particularly TSR, and CAP to PEOs and the average of CAP to the remaining NEOs. The Compensation Committee believes this illustrates that the Company’s pay-for-performance
approach is working as designed.

Year	Summary Compensation Table Total for CEO (Demetriou) (1)	Compensation Actually Paid to CEO (Demetriou) (1) (3)	Summary Compensation Table Total for CEO (Pragada) (2)	Compensation Actually Paid to CEO (Pragada) (2) (3)	Average Summary Compensation Table Total for Other NEOs (4)	Average Compensation Actually Paid to Other NEOs (3) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (6) ($MM)	Adj. EPS (7)
							Jacobs TSR (5)	Peer Group TSR (5)

2023	$6,433,775	$16,401,745	$10,898,649	$15,676,003	$4,128,458	$7,040,687	$150	$122	$667	$7.20

2022	$14,615,521	$16,124,394	N/A	N/A	$4,242,112	$3,513,697	$119	$106	$644	$6.93

2021	$16,275,230	$39,002,853	N/A	N/A	$6,557,631	$10,527,045	$144	$133	$477	$6.29

(1)	Fiscal 2023 compensation for Mr. Demetriou reflects his service as CEO until January 24, 2023.
(2)	Fiscal 2023 compensation for Mr. Pragada reflects his service as CEO starting January 24, 2023, and compensation received under his prior role as President and Chief Operating Officer (COO).
(3)	CAP reflects the SEC methodology, with adjustments for calculating CAP from the Summary Compensation Table values provided in the table below.
(4)	NEOs used for the average NEO for each fiscal year are as follows:
-	2023: Steve Arnette, Kevin Berryman, Joanne Caruso, Steve Demetriou, Patrick X. Hill, and Claudia Jaramillo
-	2022: Kevin Berryman, Joanne Caruso, Dawne S. Hickton, Patrick X. Hill, and Bob Pragada
-	2021: Kevin Berryman, Joanne Caruso, Dawne S. Hickton, and Bob Pragada.
(5)
Cumulative TSR is measured as of a beginning date of October 1, 2020 (i.e., September 30, 2020 stock price is the base date for calculation); and peer group TSR reflects values for the S&P 1500 IT Consulting & Other Services Index, as disclosed in our fiscal 2023 Annual Report on Form
10-K.
Both cumulative TSR and peer group TSR are calculated in the same manner as disclosed in our fiscal 2023 Annual Report on Form
10-K,
in accordance with Item 201(e) of Regulation
S-K.

(6)	Net Income reflects GAAP net income, as disclosed in our financial statements.
(7)
The Company-selected measure that we believe represents the most important financial performance measure used to link CAP for fiscal 2023 to Company performance is Adjusted EPS. Adjusted EPS is computed by dividing Adjusted Net Earnings by the weighted average number of shares of the Company’s common stock outstanding during the period. For a definition of Adjusted Net Earnings, please refer to page 47.

Adjustments to Calculate Compensation Actually Paid

			Equity Awards

Year	Executive	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year (1)(a)	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Total CAP

2023	CEO (Demetriou)	$6,433,775	($3,430,785)	$3,752,795	$4,874,636	$4,771,324	$16,401,745
	CEO (Pragada)	$10,898,649	($7,939,420)	$8,679,489	$2,658,793	$1,378,492	$15,676,003
	Average NEO	$4,128,458	($2,443,650)	$2,672,056	$1,503,269	$1,180,555	$7,040,687

2022	CEO (Demetriou)	$14,615,521	($12,000,106)	$8,953,246	($5,496,145)	$10,051,878	$16,124,394
	Average NEO	$4,242,112	($2,690,085)	$1,663,846	($1,202,339)	$1,500,163	$3,513,697

2021	CEO (Demetriou)	$16,275,230	($11,500,101)	$14,714,972	$9,244,782	$10,267,971	$39,002,853
	Average NEO	$6,557,631	($4,550,092)	$5,540,518	$1,711,565	$1,267,423	$10,527,045

(1)	The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(4)	NEOs used for the average NEO for each fiscal year are as follows:
-	2023: Steve Arnette, Kevin Berryman, Joanne Caruso, Steve Demetriou, Patrick X. Hill, and Claudia Jaramillo
-	2022: Kevin Berryman, Joanne Caruso, Dawne S. Hickton, Patrick X. Hill, and Bob Pragada
-	2021: Kevin Berryman, Joanne Caruso, Dawne S. Hickton, and Bob Pragada.

Peer Group Issuers, Footnote
(5)
Cumulative TSR is measured as of a beginning date of October 1, 2020 (i.e., September 30, 2020 stock price is the base date for calculation); and peer group TSR reflects values for the S&P 1500 IT Consulting & Other Services Index, as disclosed in our fiscal 2023 Annual Report on Form
10-K.
Both cumulative TSR and peer group TSR are calculated in the same manner as disclosed in our fiscal 2023 Annual Report on Form
10-K,
in accordance with Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote
Adjustments to Calculate Compensation Actually Paid

			Equity Awards

Year	Executive	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year (1)(a)	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Total CAP

2023	CEO (Demetriou)	$6,433,775	($3,430,785)	$3,752,795	$4,874,636	$4,771,324	$16,401,745
	CEO (Pragada)	$10,898,649	($7,939,420)	$8,679,489	$2,658,793	$1,378,492	$15,676,003
	Average NEO	$4,128,458	($2,443,650)	$2,672,056	$1,503,269	$1,180,555	$7,040,687

2022	CEO (Demetriou)	$14,615,521	($12,000,106)	$8,953,246	($5,496,145)	$10,051,878	$16,124,394
	Average NEO	$4,242,112	($2,690,085)	$1,663,846	($1,202,339)	$1,500,163	$3,513,697

2021	CEO (Demetriou)	$16,275,230	($11,500,101)	$14,714,972	$9,244,782	$10,267,971	$39,002,853
	Average NEO	$6,557,631	($4,550,092)	$5,540,518	$1,711,565	$1,267,423	$10,527,045

(1)	The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 4,128,458	$ 4,242,112	$ 6,557,631
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,040,687	3,513,697	10,527,045
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Calculate Compensation Actually Paid

			Equity Awards

Year	Executive	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year (1)(a)	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Total CAP

2023	CEO (Demetriou)	$6,433,775	($3,430,785)	$3,752,795	$4,874,636	$4,771,324	$16,401,745
	CEO (Pragada)	$10,898,649	($7,939,420)	$8,679,489	$2,658,793	$1,378,492	$15,676,003
	Average NEO	$4,128,458	($2,443,650)	$2,672,056	$1,503,269	$1,180,555	$7,040,687

2022	CEO (Demetriou)	$14,615,521	($12,000,106)	$8,953,246	($5,496,145)	$10,051,878	$16,124,394
	Average NEO	$4,242,112	($2,690,085)	$1,663,846	($1,202,339)	$1,500,163	$3,513,697

2021	CEO (Demetriou)	$16,275,230	($11,500,101)	$14,714,972	$9,244,782	$10,267,971	$39,002,853
	Average NEO	$6,557,631	($4,550,092)	$5,540,518	$1,711,565	$1,267,423	$10,527,045

(1)	The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Unranked List of the Company’s Most Important Financial Performance Metrics
The table below lists our most important performance measures used to link CAP to our NEOs to company performance over the fiscal year ending September 30, 2023. These measures are used to determine payouts for our annual and long-term incentive plans. For more information on our incentive plan measures and goals, refer to “Compensation Discussion & Analysis.” The performance measures included in this table are not ranked by relative importance.

Most Important Financial Performance Metrics

Adjusted EPS

Adjusted Operating Profit

ROIC

Total Shareholder Return Amount	$ 150	119	144
Peer Group Total Shareholder Return Amount	122	106	133
Net Income (Loss)	$ 667,000,000	$ 644,000,000	$ 477,000,000
Company Selected Measure Amount | $ / shares	7.2	6.93	6.29
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Demetriou [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,433,775	$ 14,615,521	$ 16,275,230
PEO Actually Paid Compensation Amount	$ 16,401,745	16,124,394	39,002,853
PEO Name	Demetriou
Pragada [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,898,649
PEO Actually Paid Compensation Amount	$ 15,676,003
PEO Name	Pragada
PEO | Demetriou [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,430,785)	(12,000,106)	(11,500,101)
PEO | Demetriou [Member] | Value of Unvested Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,752,795	8,953,246	14,714,972
PEO | Demetriou [Member] | Change in Value of Unvested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,874,636	(5,496,145)	9,244,782
PEO | Demetriou [Member] | Change in Value of Vested Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,771,324	10,051,878	10,267,971
PEO | Pragada [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,939,420)
PEO | Pragada [Member] | Value of Unvested Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,679,489
PEO | Pragada [Member] | Change in Value of Unvested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,658,793
PEO | Pragada [Member] | Change in Value of Vested Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,378,492
Non-PEO NEO | Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,443,650)	(2,690,085)	(4,550,092)
Non-PEO NEO | Value of Unvested Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,672,056	1,663,846	5,540,518
Non-PEO NEO | Change in Value of Unvested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,503,269	(1,202,339)	1,711,565
Non-PEO NEO | Change in Value of Vested Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,180,555	$ 1,500,163	$ 1,267,423